Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	July 2012
Payment Date	8/15/2012
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017
Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,360,094.31

Principal:
Principal Collections	$16,248,187.44
Prepayments in Full	$9,742,235.28
Liquidation Proceeds	$470,739.58
Recoveries	$53,272.47
Sub Total	$26,514,434.77
Collections	$28,874,529.08

Purchase Amounts:
Purchase Amounts Related to Principal	$385,031.70
Purchase Amounts Related to Interest	$2,222.92
Sub Total	$387,254.62

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,261,783.70

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	July 2012
Payment Date	8/15/2012
Transaction Month	19
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$29,261,783.70
Servicing Fee	$512,419.00	$512,419.00	$0.00	$0.00	$28,749,364.70
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,749,364.70
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$28,749,364.70
Interest - Class A-3 Notes	$237,363.57	$237,363.57	$0.00	$0.00	$28,512,001.13
Interest - Class A-4 Notes	$263,986.25	$263,986.25	$0.00	$0.00	$28,248,014.88
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,248,014.88
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$28,181,692.21
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,181,692.21
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$28,133,025.71
Third Priority Principal Payment	$2,391,105.50	$2,391,105.50	$0.00	$0.00	$25,741,920.21
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$25,682,294.46
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,682,294.46
Regular Principal Payment	$22,290,000.00	$22,290,000.00	$0.00	$0.00	$3,392,294.46
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,392,294.46
Residuel Released to Depositor	$0.00	$3,392,294.46	$0.00	$0.00	$0.00
Total		$29,261,783.70

Principal Payment:
First Priority Principal Payment					$0.00
First Priority Principal Payment					$0.00
First Priority Principal Payment					$2,391,105.50
First Priority Principal Payment					$22,290,000.00
Total					$24,681,105.50
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,681,105.50	$73.61	$237,363.57	$0.71	$24,918,469.07	$74.32
Class A-4 Notes	$0.00	$0.00	$263,986.25	$1.38	$263,986.25	$1.38
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68
Total	$24,681,105.50	$21.71	$675,964.74	$0.59	$25,357,070.24	$22.30

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	July 2012
Payment Date	8/15/2012
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$293,645,656.61	0.8757699	$268,964,551.11	0.8021609
Class A-4 Notes	$191,990,000.00	1.0000000	$191,990,000.00	1.0000000
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Total	$563,655,656.61	0.4956914	$538,974,551.11	0.4739863

Pool Information
Weighted Average APR	4.495%	4.487%
Weighted Average Remaining Term	41.69	40.87
Number of Receivables Outstanding	35,609	34,706
Pool Balance	$614,902,805.76	$587,851,065.54
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$563,655,656.61	$538,974,551.11
Pool Factor	0.5044023	0.4822118

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$48,876,514.43
Targeted Overcollateralization Amount	$48,876,514.43
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$48,876,514.43

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	July 2012
Payment Date	8/15/2012
Transaction Month	19

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		116	$205,546.22
(Recoveries)		72	$53,272.47
Net Losses for Current Collection Period			$152,273.75
Cumulative Net Losses Last Collection Period			$4,520,584.95
Cumulative Net Losses for all Collection Periods			$4,672,858.70

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.30%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.91%	588	$11,238,144.61
61-90 Days Delinquent	0.16%	45	$931,277.32
91-120 Days Delinquent	0.04%	8	$226,148.54
Over 120 Days Delinquent	0.11%	35	$663,032.96
Total Delinquent Receivables	2.22%	676	$13,058,603.43

Repossession Inventory:
Repossessed in the Current Collection Period		30	$623,955.82
Total Repossessed Inventory		40	$864,050.47

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.1823%
Preceding Collection Period			0.3860%
Current Collection Period			0.3039%
Three Month Average			0.2907%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2713%
Preceding Collection Period			0.2190%
Current Collection Period			0.2536%
Three Month Average			0.2480%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer